Impairment of long-lived assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net impairment loss	$ 114,643	$ 32,512
After tax impairment loss	90,349	$ 30,971
Decrease in impairment loss	79,590
Decrease in additional impairment loss	36,931
Increase in impairment loss	49,820
Increase in additional impairment loss	7,161
Mining Peru Group C G U [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	42,660
Morro Agudo C G U [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	59,007
Mining Peru Cgu [member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	249,082
Carrying amount after impairment	$ 206,423